Share-based payments (Tables)	12 Months Ended
Sep. 30, 2025
Share-based payments
Summary of terms and conditions of share-based payment arrangements

Scheme name	Westpac Long Term Variable Reward Plan (LTVR)/ EIP LTVR – Performance Rights and Restricted Rights	Westpac Performance Plan (WPP)/ EIP - Unhurdled Share Rights	Restricted Share Plan (RSP)/ EIP - Restricted Shares	Employee Share Plan (ESP)
Type of share-based payment	Share rights (allocated at no cost).	Share rights (allocated at no cost).	Westpac ordinary shares (allocated at no cost).	Westpac ordinary shares (allocated at no cost) of up to $1,000 per employee per year.
How it is used	Aligns executive remuneration and accountability with shareholder interests over the long term.	Primarily used for mandatory deferral of a portion of short-term variable reward for New Zealand employees and key employees based outside Australia.	Primarily used to reward key employees and for mandatory deferral of a portion of short-term variable reward for certain Australian employees and some other offshore jurisdictions.	To reward eligible Australian employees (unless they have already been provided instruments under another scheme for the previous year).
Exercise price	Nil	Nil	n/a	n/a
Performance conditions[a]

Awards from 2022 to 2023: TSR over a four-year performance period.

Awards from 2024 onwards: 50% of the award is measured against Relative Total Shareholder Return (TSR) over a four-year performance period (performance rights) and the remaining 50% is measured against risk culture and other internal measures (restricted rights). After the testing period, further deferral periods are applicable for performance rights granted to all participants and for restricted rights granted to the CEO.

		None[b]	None	None
Service conditions	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the restriction period or as determined by the Board.	Shares must normally remain within the ESP for three years from granting unless the employee leaves Westpac.
Vesting period (period over which expenses are recognised)[c]

Awards for 2022 to 2023: 4 years

Awards from 2024 onwards:

CEO performance rights: 6 years

GE performance rights: 5 years

CEO restricted rights: 50% over 4 years and 50% over 5 years

GE restricted rights: 4 years

		Defined period set out at time of grant[c]	Defined period set out at time of grant	1 year
Treatment at end of term	Automatically exercised at the end of the term.	Automatically exercised at the end of the term.	Shares are released at the end of the restriction period.	Shares are released at the end of the restriction period or when the employee leaves Westpac (whichever occurs first).
Does the employee receive dividends and voting rights during the vesting period?[d]	No	No	Yes	Yes

a.	The Board has discretion to adjust the number of restricted shares, unhurdled share rights, performance rights and restricted rights downwards, including to zero, in specified circumstances including serious misconduct, if serious circumstances or new information come to light which mean that in the Board’s view all or part of the award was not appropriate, or where required by law or prudential standards. The Board will typically apply the adjustment to unvested LTVR where an adjustment to current and deferred STVR is considered insufficient or unavailable. Clawback may also apply to vested LTVR, to the extent legally permissible and practicable.
b.	Excluding the UNITE Award that is granted as share rights under the EIP and is subject to internal performance measures.
c.	Vested share rights granted after July 2015 under the 2020 to 2023 LTVR awards and unhurdled WPP/EIP awards may be exercised up to a maximum of 15 years (generally 10 years for NZ) from their commencement date. Vested share rights under the 2024 and 2025 LTVR award (performance rights and restricted rights) are exercisable up to 2 years after the vesting date.
d.	For LTVR restricted rights, dividend equivalent payments (DEP) are accrued for the vesting period. For LTVR performance rights, DEP are only accrued for the further deferral period after the performance period. These DEP are calculated by multiplying the number of LTVR restricted or performance rights eligible to vest by the declared dividend price on each respective record date during the applicable period. The calculation excludes franking credits. They are paid at the end of the deferral period.

Schedule of share-based payment schemes

i.Westpac Equity Incentive Plan (EIP) - Unhurdled Share Rights

						Outstanding
	Outstanding as					and exercisable
	at beginning	Granted during	Exercised	Lapsed during	Outstanding as	as at end
	of year	the year	during the year	the year	at end of year	of year
2025
Share rights
One-year vesting period	111,458	73,112	88,657	1,164	94,749	27,527
Two-year vesting period	89,542	57,439	1,984	5,342	139,655	3,210
Three-year vesting period	32,446	34,829	-	-	67,275	-
Four-year vesting period	81,761	68,775	-	8,273	142,263	-
Five-year vesting period	15,270	313,268	-	79,573	248,965	-
Six-year vesting period	9,661	4,377	-	-	14,038	-
Seven-year vesting period	10,250	4,599	-	-	14,849	-
Total share rights	350,388	556,399	90,641	94,352	721,794	30,737
Weighted average remaining contractual life	13.8 years				13.3 years
2024
Share rights	24,698	334,167	836	7,641	350,388	-

The weighted average fair value at grant date of EIP service-based share rights issued during the year was $27.13 (2024: $20.65).

ii.Westpac Equity Incentive Plan (EIP) Long Term Variable Reward (LTVR) - Performance Rights and Restricted Rights

						Outstanding
	Outstanding as					and exercisable
	at beginning	Granted during	Exercised	Lapsed during	Outstanding as	as at end
	of year	the year	during the year	the year	at end of year	of year
2025
Share rights	898,756	574,717	-	-	1,473,473	-
Weighted average remaining contractual life	5.8 years				5.2 years
2024
Share rights	-	898,756	-	-	898,756	-

The weighted average fair value at grant date of EIP LTVR Performance Rights and Restricted Rights issued during the year was $22.94 (2024: $18.00).

iii.Westpac Long-Term Variable Reward Plan (LTVR)

						Outstanding
	Outstanding as					and exercisable
	at beginning	Granted during	Exercised	Lapsed during	Outstanding as	as at end
	of year	the year	during the year	the year	at end of year	of year
2025
Share rights	3,383,798	-	630,069	687,808	2,065,921	53,460
Weighted average remaining contractual life	11.9 years				11.5 years
2024
Share rights	4,028,972	-	-	645,174	3,383,798	-

No LTVR share rights were issued in the year ending 30 September 2025 following the introduction of the EIP from 1 January 2023.

Note 31.Share-based payments (Continued)

iv.	Westpac Performance Plan (WPP)

						Outstanding
	Outstanding as					and exercisable
	at beginning	Granted during	Exercised	Lapsed during	Outstanding as	as at end
	of year	the year	during the year	the year	at end of year	of year
2025
Share rights
One-year vesting period	64,336	-	26,586	1,533	36,217	36,217
Two-year vesting period	98,511	-	50,107	3,508	44,896	41,127
Three-year vesting period	37,645	-	13,932	-	23,713	4,661
Four-year vesting period	213,798	-	87,430	20,168	106,200	-
Five-year vesting period	6,927	-	-	-	6,927	-
Six-year vesting period	6,576	-	-	-	6,576	-
Seven-year vesting period	6,977	-	-	-	6,977	-
Total share rights	434,770	-	178,055	25,209	231,506	82,005
Weighted average remaining contractual life	11.7 years				10.8 years
2024
Share rights	809,018	-	317,173	57,075	434,770	111,078

No WPP share rights were issued in the year ending 30 September 2025 following the introduction of the EIP from 1 January 2023.

v.	Westpac Equity Incentive Plan (EIP) - Restricted Shares

	Outstanding as at	Granted during		Forfeited during	Outstanding as at
Allocation date	beginning of year	the year	Released	the year	end of year
2025	2,550,472	2,083,370	838,759	121,426	3,673,657
2024	310,649	2,393,902	115,752	38,327	2,550,472

The weighted average fair value at grant date of EIP restricted shares issued during the year was $32.46 (2024: $23.14).

vi.	Restricted Share Plan (RSP)

	Outstanding as at	Granted during		Forfeited during	Outstanding as at
Allocation date	beginning of year	the year	Released	the year	end of year
2025	2,738,389	-	1,382,492	6,396	1,349,501
2024	4,916,346	-	2,085,417	92,540	2,738,389

No RSP shares were issued in the year ending 30 September 2025 following the introduction of the EIP from 1 January 2023.

Note 31.Share-based payments (Continued)

vii.Employee Share Plan (ESP)

			Average number
		Number	of shares allocated	Total number of	Market price
	Allocation date	of participants	per participant	shares allocated	per share[a]	Total fair value
2025	20 November 2024	26,916	30	807,480	$32.82	$26,501,494
2024	23 November 2023	27,549	47	1,294,803	$21.20	$27,449,824

a.	The market price per share for the allocation is based on the five day volume-weighted average price up to the grant date.